May 5, 2010

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549-4041

Attn: Valerie J. Lithotomos

Re:	Eaton Vance Tax-Advantaged Bond and Option Strategies Fund (formerly, Eaton Vance Tax-Advantaged Absolute Return Fund (File No. 333-164369, 811-22380)

Dear Ms. Lithotomos:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Tax-Advantaged Bond and Option Strategies Fund (the “Fund”) is Pre-Effective Amendment No. 1 to the Fund’s initial registration statement on Form N-2 relating to the Fund’s initial issuance of common shares of beneficial interest filed with the Securities and Exchange Commission (“Commission”) on January 15, 2010 (the “Registration Statement”).

Pre-Effective Amendment No. 1 transmitted with this letter contains a conformed signature page, the manually executed original of which is maintained at the offices of the Fund.

Thank you for your letter transmitting your comments concerning the Registration Statement on Form N-2 for the Fund.  As indicated below, these comments have been addressed in this Pre-Effective Amendment No. 1.  We are aware that the Commission staff (the “Staff”) prefers to establish a formal record of correspondence with registrants.  Accordingly, please find the Fund’s formal responses to your comments below.

We note that the Fund has changed its name from Eaton Vance Tax-Advantaged Absolute Return Fund to Eaton Vance Tax-Advantaged Bond and Options Strategies Fund.  In Pre-Effective Amendment No. 1, the Fund has also changed its investment objective.  The Fund’s new investment objective is to provide tax-advantaged current income and gains.  In addition, the two strategies used by the Fund in seeking its investment objective have been renamed.  The “Core Strategy” is now the “Bond Strategy” and the “Enhancement Strategy” is now the “Option Overlay Strategy”.  The Fund in Pre-Effective Amendment No. 1 has also added the following names test policy: “Under normal market conditions, the Fund will invest at least 80% of its total assets in a combination of (1) the Bond Strategy and (2) the Option Overlay Strategy.”  Except for these changes and the changes noted below in response to the staff’s comment, no other material changes have been made in the Registration Statement from the initial filing to this Pre-Effective Amendment No. 1.

We request that the Staff confirm that it has no further comments to the Fund’s registration statement by Friday May 7, 2010, so that the Fund may commence the road show period process.

Prospectus

Cover Page

Comment 1:   Please change "often trade at a discount" to "frequently trade at a discount" in accordance with Item 1, Instruction 1(i) of Form N-2.

Response:   In response to the staff’s comments, in Pre-Effective Amendment No. 1, the Fund has revised the disclosure on the front cover as follows:

The shares of closed-end investment companies ~~often~~ frequently trade at a discount from their net asset value, which may increase investors’ risk of loss.

Comment 2:   Please explain why the bolded statement on page 1 refers to returns earned by holders, versus risk of loss from trading at a discount increases if you purchase in an IPO. Also, please explain why certain paragraphs are in bold print.

Response:   Pursuant to Form N-2, Item 1(1)(i), a fund with no history of public trading is required to include a statement regarding this risk of loss associated with purchasing in the initial public offering.  The additional disclosure regarding the returns provides additional information to the investor of the risks associated with purchasing in the IPO (at the Fund’s net asset value) and then selling at below NAV.  Certain paragraphs appear in bold print so they appear prominently, as required by Form N-2, Item 1(1)(i).

Comment 3:   Please briefly explain how the price will be determined (e.g., by reference to net asset value), in compliance with Form N-2, Item 1, Instruction 1.

Response:   Supplementally, the Fund notes that the price to the public will be $20.00 per share.  Purchasers in the initial public offering will pay a sales load equal to 4.5% or $0.90 per share.  This will result in net proceeds to the Fund of $19.10 per share.  Instruction 1 requires an explanation of how the price is determined only if it is impracticable to state the price.  The price to the public is known and will be $20.00 per share.  The final total shares sold in the initial public offering will not be known until the pricing date and such final total shares information will be included in the prospectus filed with the SEC in a Rule 497(h) filing as is customary in closed-end fund IPOs.

Comment 4:   Please clarify in footnote 1 to the chart that reference is being made to Eaton Vance Management, the adviser, instead of using the parenthetical “not the Fund.”

Response:   In response to the staff’s comments, in Pre-Effective Amendment No. 1, the Fund has revised the disclosure on the front cover as follows:

~~(1) Eaton Vance (not the Fund) has agreed to pay a marketing and structuring fee to [ ]~~. (2) The Adviser ~~Eaton Vance (not the Fund) also~~ may pay certain qualifying underwriters a structuring fee, additional compensation or a sales incentive fee in connection with the offering. ~~The total compensation~~

~~received by the Underwriters will not exceed 9.0% of the aggregate initial offering price of the Common Shares offered hereby. See “Underwriting.”~~  See ‘‘Underwriters—[Additional Compensation to be Paid by the Adviser].’’

Comment 5:   Please advise the staff whether the FINRA has reviewed and approved the terms of the underwriting agreement.

Response:   The Fund notes that underwriting agreement will be submitted to FINRA for review and will be approved prior to effectiveness of the registration statement.

Comment 6:   Please disclose the percentage that the Fund will invest in the SPDR Trust.

Response:   Supplementally, the Fund notes that it does not intend to make direct investments in the SPDR Trust Series 1 (the “SPDR Trust”).  Additionally, the Fund does not currently intend to utilize options on SPDR Trust Series I units (“SPDRs”) and will only do so if there is a change in circumstance, legal or otherwise, that makes their utilization necessary or practical to the implementation of the Fund’s investment strategy.

Prospectus Summary

Comment 7:   The prospectus states that the Fund will employ an options strategy as part of its "Portfolio Parameters." Please disclose the amount of the Fund's assets that will be subject to this strategy. Also, please state whether any prior notice must be given to shareholders prior to the board of trustees changing the investment objective.

Response:   In response to the first part of the staff’s comments, in Pre-Effective Amendment No. 1, the Fund has added the following disclosure to appear as a new last sentence in the first paragraph under the heading “Investment Objective and Policies—Portfolio Parameters” in the Summary and in the body under the heading “Investment objective, policies and risks—Primary Investment Policies.”

The amount of the Fund’s assets on which the Option Overlay Strategy will be applied may fluctuate over time based upon market conditions, but generally is expected to be between 80% and 100% of the Fund’s net assets under normal market conditions.

In response to the second part of the staff’s comments, in Pre-Effective Amendment No. 1, the Fund has revised second paragraph under the heading “Investment Objective and Policies—Portfolio Parameters” in the Summary and in the body under the heading “Investment objective, policies and risks—Primary Investment Policies” as follows:

The Fund’s investment objective is considered a non-fundamental policy that may be changed by the Fund’s Board of Trustees (the “~~Board~~ Trustees”) without prior notice to or approval of the holders of the Fund’s common shares (“Common ~~Shareholder~~ Shareholders”).

Comment 8:   Please explain what is meant by "Eaton Vance's assessment of credit quality of the issuer," in the case of downgraded securities. Also, please disclose how much the Fund will invest in speculative or below investment grade securities.

Response:   In response to the first part of the staff’s comments, in Pre-Effective Amendment No. 1, the Fund has revised the third paragraph under the heading “Investment Objective and Policies—Portfolio Parameters—Core Strategy” in the Summary and the sixth paragraph in the body under the heading “Investment objective, policies and risks—Primary Investment Policies—Bond Strategy.”

The ~~foregoing~~ above stated credit quality policies of the Fund apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that ~~a~~ one or more of S&P, Fitch and Moody’s (each a “Rating Agency”) downgrades its assessment of the credit characteristics of a particular issue or withdraws its assessment. The Fund may continue to hold securities that are downgraded (including to below investment grade credit quality) if the Adviser believes it would be advantageous to do so. In determining whether to retain or sell such a security, Eaton Vance may consider such factors as Eaton Vance’s assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other Rating Agencies. Although Eaton Vance considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by Rating Agencies.  Credit ratings are based largely on a Rating Agency’s investment analysis at the time of rating, and the rating assigned to a particular security is not necessarily a reflection of the issuer’s current financial condition, the Rating Agency’s assessment of the volatility of the security’s market value or of the liquidity of an investment in the security.  In evaluating the credit quality of a particular issue, whether rated or unrated, the Adviser may take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer’s management and regulatory matters.

In response to the second part of the staff’s comment, the Fund notes that disclosure regarding the percentage of investments in below investment grade securities was included in the prospectus in the initial Registration Statement in the fourth paragraph in the body of the prospectus under the heading “Investment objective, policies and risks—Primary Investment Policies—Bond Strategy” and has been revised as follows in Pre-Effective Amendment No. 1:

The ~~foregoing~~above-stated credit quality policies of the Fund apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that ~~a~~ one or more of S&P, Fitch and Moody’s (each, a “Rating Agency”) downgrades its assessment of the credit characteristics of a particular issue or withdraws its assessment. The Fund may continue to hold securities that are downgraded (including to below investment grade credit quality) if the Adviser believes it would be advantageous to do so~~.~~; provided, however, that holdings of obligations rated below investment grade will be no more than 10% of net assets. In the event the rating of an obligation held by the Fund is downgraded, causing the Fund to exceed this limitation, the Adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Fund’s credit quality limitations..

Comment 9:   Given that the Fund "does not currently intend to invest in tax-exempt Municipal Security the interest on which the Adviser believes is subject to the federal alternative minimum tax," please state so earlier in the summary.

Response:   In response to the staff’s comment, in Pre-Effective Amendment No. 1, the Fund has revised the second paragraph under the heading “Investment Objective and Policies—Portfolio Parameters—Bond Strategy” in the Summary as follows so that the information related to the alternative minimum tax appears in the first paragraph of the Summary section:

The Bond Strategy consists of investing in a diversified portfolio of short-term, high quality debt obligations selected and managed seeking after-tax total return.  The Fund’s Municipal Security investments will normally consist primarily of securities that, at time of purchase, are rated in the two highest rating categories (which are those rated AA or higher by Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”) or Aa or higher by Moody’s Investors Service, Inc. (“Moody’s”)) or, if unrated, determined by the Adviser to be of comparable quality. The Fund may ~~also~~ invest up to 30% of its net assets in Municipal Securities that are rated A at the time of purchase by S&P, Fitch or Moody’s or, if unrated, determined by the Adviser to be of comparable quality. The Treasury and Agency Securities in which the Fund will invest generally will be rated AAA by one or more of S&P, Fitch and Moody’s or, if unrated, determined by the Adviser to be of comparable quality. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote its relative status within the rating. The presence of a modifier does not change the security’s credit rating for purposes of the Fund’s investment policies (meaning that AA- and Aa3 are treated as within the two highest rating categories).  The Fund expects initially to have an overall average portfolio credit quality of approximately AA+/Aa1.  The Fund does not currently intend to invest in a Tax Free Municipal Security the interest on which the Adviser believes is subject to the federal alternative minimum tax.

Comment 10:   Please briefly define “covered” call and put options when the term is first used in the section titled "The Option Overlay Strategy."

Response:   In response to the staff’s comment, in Pre-Effective Amendment No. 1, the Fund has added the following disclosure as a new last sentence in the fifth paragraph under the heading “Investment Objective and Policies—Portfolio Parameters— The Enhancement Strategy.”

As described in more detail below, the Fund will sell only “covered” call and put options (i.e. where the Fund either segregates liquid assets at its custodian in amount at least equal to the exercise price of the option; or holds an offsetting position).

Comment 11:   The prospectus states that the Fund's third investment strategy is "tax-advantaged investing." Please disclose how this strategy will comport with the other strategies, and how much weight will be given to this strategy.

Response:   Supplementally, the Fund notes that tax-advantaged investing is not in itself a separate investment strategy.  Tax-advantaged investing is a method utilized in employing the Bond Strategy and the Option Overlay Strategy.  Each of the Bond Strategy and the Option Overlay Strategy will be executed in a manner that will seek to generate returns that are tax advantageous.  As described under the heading “Tax-Advantaged Investing,” the exercise of each of the Bond Strategy and the Option Overlay Strategy will be done seeking a tax-advantaged nature to the investment.  The extent to which the Fund in the Bond Strategy and the Option Overlay Strategy will make tax-advantaged investments will vary over time, depending on the then-current market conditions and the availability of such investments.

Investment Adviser, Administrator and Sub-Adviser

Comment 12:   Please disclose which entity will be responsible for the tax-advantaged investing strategy.

Response:   As noted above in response to Comment 11, tax-advantaged investing is not a separate investment strategy, but rather a methodology through which each of the Bond and the Option Overlay Strategies will be exercised.  Therefore, the Adviser in executing the Bond Strategy will seek to make investment decisions in a tax-advantaged manner, and the Sub-Adviser in executing the Option Overlay Strategy will seek to make investment decisions in a tax-advantaged manner.

Closed-end Structure

Comment 13:   Please explain under what circumstances the Board might consider the conversion of the Fund to an open-end management company.

Response:   In response to the staff’s comment, in Pre-Effective Amendment No. 1, the Fund has revised the disclosure as follows under the heading “Closed-end Structure” in the Summary.

Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset inflows and outflows that can complicate their portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund’s investment objective and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities. However, shares of closed-end funds frequently trade at a discount from their net asset value. In recognition of the possibility that the Common Shares might trade at a discount to net asset value and that any such discount may not be in the interest of Common Shareholders, the ~~Fund’s Board~~ Trustees, in consultation with Eaton Vance, from time to time may review possible actions to reduce any such discount. The ~~Board~~ Trustees might consider open market repurchases or tender offers for Common Shares at net asset value. There can be no assurance that the ~~Board~~ Trustees will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to net asset value per Share. The ~~Board~~ Trustees might also consider the conversion of the Fund to an open-end management investment company in response to substantial and sustained trading discounts. The ~~Board~~ Trustees believe, however, that the closed-end structure is desirable, given the Fund’s investment objective and policies. Investors should assume, therefore, that it is highly unlikely that the ~~Board~~ Trustees would vote to convert the Fund to an open-end management investment company. See “Description of capital structure.”

Special Risk Considerations

Comment 14:   Please expand the section titled "Investment and market risk" to include disclosure regarding market risk. Also, in the section titled "Anti-takeover provisions," please briefly disclose the anti-takeover provisions that could have the effect of limiting the ability of other persons or entities to acquire control of the Fund or to change the composition of the Board.

Response:   In response to the first part of the staff’s comments, in Pre-Effective Amendment No. 1, the Fund has revised "Investment and market risk" in both the Summary and body as follows:

An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in Common Shares represents an indirect investment in the securities ~~owned by~~ and investment of the Fund. The value of these positions, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Common Shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of distributions.

In response to the second part of the staff’s comment, in Pre-Effective Amendment No. 1, the Fund has revised “Anti-takeover provisions” in both the Summary and body as follows:

The Fund’s Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other persons or entities to acquire control of the Fund or to change the composition of the Board of Trustees.  These provisions include staggered elections of Trustees and require the favorable vote of the holders of at least 75% of the outstanding shares of the Fund to approve, adopt or authorize certain transactions. See “Description of capital structure—Anti-takeover provisions in the Declaration of Trust.”

Comment 15:   Please expand the discussion of risks of municipal leases and certificates of participation to include, if applicable, any liquidity issues.

Response:   In response to the staff’s comment, in Pre-Effective Amendment No. 1, the Fund has revised "Risks of municipal leases and certificates of participation” in both the Summary and body as follows:

The Fund may invest in municipal leases and certificates of participation that involve special risks not normally associated with general obligations or revenue obligations. Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer), issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. The issuer’s obligations under such leases are often subject to the ongoing appropriation by a legislative body, on an annual or other basis, of funds for the payment thereof. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation. Certain municipal lease obligations owned by the Fund may be deemed illiquid, unless determined by the Adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities.  In determining the liquidity of municipal lease obligations, the Adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the Adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of nonappropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) the rating, if any, assigned to the obligation and/or the governmental issuer by any nationally recognized statistical rating organization; (8) whether the obligation is insured as to the timely payment of principal and interest; and (9) all factors and information unique to the obligation in determining its liquidity.

Comment 16:   Please clarify in the section titled “State specific risk” that “up to such amounts” would be up to 25%.

Response:   In response to the staff’s comment, in Pre-Effective Amendment No. 1, the Fund has revised “State specific risk” in both the Summary and body as follows:

The Fund ~~has no current intention~~ does not currently intend to invest ~~25% or~~ more than 25% of its net assets ~~(but may invest up to~~ 25% ~~such amounts)~~ in municipal obligations of issuers located in the same state ~~(~~or U.S. territory~~)~~, but reserves the flexibility to do so in the future. If the Fund invests ~~25% or more~~ a large percentage of its net assets in any one state (or U.S. territory) the Fund ~~may~~ will be more susceptible to adverse economic, political or regulatory occurrences affecting ~~a particular~~ the state ~~(~~or territory~~)~~. For purposes of this policy, the Fund's investments in pre-refunded municipal obligations that are fully backed as to payment of principal and interest by a pledge to an independent escrow agent of U.S. Government securities ~~shall~~ will not ~~count~~ be treated as obligations of an issuer located in a particular state.

Comment 17:   Please expand the section titled “SPDR risk” to include risks specific to SPDRs and other exchange traded funds.

Response:   In response to the staff’s comment, in Pre-Effective Amendment No. 1, the Fund has revised “SPDR risk” in both the Summary and body as follows:

~~The Fund’s Enhancement Strategy may also be effected by entering into option spreads on SPDRs, which may be subject to different risks than option spreads based directly on the S&P 500.~~    Call and put spreads employed by the Fund may be based on SPDRs, rather than directly on the S&P 500.  SPDRs represent share interests in an exchange-traded fund that seeks to replicate the performance of the S&P 500. The value of SPDRs is subject to change as the values of the component securities fluctuate. SPDRs may not exactly match the performance of S&P 500 due to cash balances, differences in securities weightings, expenses and other factors.  The Fund will not make direct investments in SPDRs and does not currently intend to utilize SPDR options in connection with the Option Overlay Straegy.  SPDR options do not qualify as “section 1256 contracts” and disposition of any SPDR options utilized in the Option Overlay Strategy will result in short-term or long-term capital gains or losses depending on the circumstances, which may not effectively implement the Fund’s investment objective. However, SPDRs are otherwise subject to the same risks as the S&P 500 and SPDR options are subject to the same risks as S&P 500 options. See “— S&P 500 risks” and “— Options risks generally.”

Summary of Fund Expenses

Comment 18:   Please add the phrase “as a percentage of net assets attributable to common shares” in the line item titled “Annual Expenses.” Also, please replace “borne by the Fund,” to “borne by the common shareholders.”

Response:   In response to the staff’s comment, in Pre-Effective Amendment No. 1, the Fund has revised the disclosure as follows:

Shareholder Transaction Expenses
Sales load paid by you (as a percentage of offering price)	4.5%
Expenses borne by the Common Shareholders ~~by the Fund~~	[ ]%(1)(2)
Dividend reinvestment plan fees	None(3)

~~Percentage of Net Assets Attributable to Common Shares~~
Annual expenses (as a percentage of net assets attributable to Common Shares)
Investment advisory fee	1.25%
Other expenses	[ ]%(4)
Total annual expenses	[ ]%

Comment 18(a):   Please confirm whether the advisory fee is in gross or net assets. We may have further comments.

Response:   Supplementally, the Fund confirms that the advisory fee is calculated based on the Fund’s average daily net assets. For purposes of this calculation, “net assets” of the Fund shall mean total assets of the Fund, minus all accrued expenses incurred in the normal course of operations.

Comment 18(b):   Please confirm that the Fund has no plans to leverage (borrow) in the next year, and that AFFE fees, if applicable, will be reflected in the fee table.

Response:   The Fund confirms that it has no plans to leverage (borrow) in the next year.  The Fund further confirms that it will include AFFE fees in the fee table if applicable, but notes it has no current intention to invest in other funds.

Comment 19:   Please reconcile footnotes 1 and 2, as to the meaning of “Eaton Vance or an affiliate” and “Eaton Vance (not the Fund)”.  Also, in footnote 1, please disclose the name of the affiliate which has agreed to pay the Fund's organizational and offering costs. Please explain what is meant by “other than sales loads.” Also, clarify the difference between offering costs and organizational costs.

Response:   In response to the staff’s comment, in Pre-Effective Amendment No. 1, the Fund has revised the disclosure as follows:

(1) Eaton Vance ~~or an affiliate~~ has agreed to reimburse all organizational costs and pay all offering costs (other than sales loads) that exceed $0.04 per Common Share (0.20% of the offering price).

(2) The Adviser (Eaton Vance ~~(not the Fund) will pay a shareholder servicing fee to [     ] pursuant to a shareholder servicing agreement.  Eaton Vance (not the Fund~~) has agreed to pay ~~a~~ from its own assets, an upfront marketing and structuring fee to [  ~~].  Eaton Vance (not the Fund) also may pay~~   ], an upfront structuring fee to [    ]., an upfront

structuring fee to [    ] and an upfront structuring fee to [    ].  The Adviser (Eaton Vance) has agreed to pay marketing and structuring fees and/or other additional compensation to certain qualifying underwriters ~~additional compensation~~ in connection with the offering.~~]  The total compensation received by the Underwriters will not exceed 9.0% of the aggregate initial offering price of the Common Shares offered hereby.  See “Underwriting.”~~  These payments will be made by Eaton Vance from its own resources, and are not borne by the Fund.  See “Underwriting.

Supplementally, the Fund notes that there are generally two categories of costs associated with the launch of an initial public offering of a closed-end fund: organizational costs and offering costs. Each will reduce the proceeds to the Fund unless otherwise reimbursed.  Organizational costs are generally those as defined by GAAP as costs incurred to establish the company to enable it to legally do business (such as incorporation fees, legal fees associated with drafting of by-laws and certain fund agreements, and research and related work for the initial meeting of the Board of Trustees).  Offering costs include other costs associated with the public offering of the Fund, including such items as SEC registration and filing fees, FINRA fees, New York Stock Exchange fees, costs of printing and engraving, accounting fees and expenses, and other legal fees and expenses.  Offering costs also include the sales load paid by investors (the 4.5% or $0.90 per share).  Thus, the disclosure in the footnotes clarifies that Eaton Vance will pay the organizational expenses of the Fund and will also pay any offering costs that exceed $0.04 per share, exclusive of the sale load.  We note that this is standard disclosure used in each of the prior Eaton Vance closed-end fund offerings and is standard in the industry among other closed-end fund offerings.

Investment Objective

Comment 20:   Please clarify whether the “Primary Investment Policies” are the same as the “Investment Objectives and Policies.” Also, please clarify that they are non-fundamental and may be changed without shareholder approval.

Response:   In response to the first part of the staff’s comment, the Fund confirms that “Primary Investment Policies” are the same as “Investment Objectives and Policies.”  The heading “Investment Objective and Policies” is the primary heading under which the sub-heading “Investment Objective” and then “Primary Policies” appear.  In response to the second part of the staff’s comment, as noted above in response to Comment 7, the Fund has revised the disclosure in Pre-Effective Amendment No. 1 as follows: “The Fund’s investment objective is considered a non-fundamental policy that may be changed by the Fund’s Board of Trustees (the “~~Board~~ Trustees”) without prior notice to or approval of the holders of the Fund’s common shares (“Common ~~Shareholder~~ Shareholders”).

Comment 21:   Given that the Fund will invest in “Build America Bonds,” please add Build America Bonds risk to the summary of risks.

Response:   In response to the staff’s comment, in Pre-Effective Amendment No. 1, the Fund has added the following as a new risk factor in the Summary and body of the prospectus:

Taxable municipal securities risk

The Build America Bonds market and other taxable municipal securities is smaller and less diverse than the broader municipal securities market. In addition, because Build America Bonds are a new form of municipal financing and because issuance of Build America Bonds will cease December 31, 2010 unless the relevant provisions of the Act are extended, it is difficult to predict the extent to which a market for such bonds will develop.  Build America Bonds thus may experience greater illiquidity than other types of municipal securities. If the ability to issue Build America Bonds is not extended beyond December 31, 2010, the number of Build America Bonds available in the market will be limited and there can be no assurance that Build America Bonds will be actively traded. In addition, illiquidity may negatively affect the value of the bonds. Because the Build America Bonds program is new, certain aspects of the program may be subject to additional Federal or state level guidance or subsequent legislation.

Comment 22:   Please inform the staff why the section on the S&P Index determination is bolded, and, if appropriate, remove the bolding.

Response:   This section appears bolded to clearly convey that the S&P 500 Index is independent from the Fund and that Standard & Poor’s has not reviewed, confirmed or otherwise endorsed the Fund in any regard.  It is noted that, in several prior Eaton Vance closed-end fund offerings that reference an options strategy tied to a particular index, similarly prominent disclosures were included.

The Bond Strategy

Comment 23:   Please describe the statement regarding actively engaging in value trading more fully. What is the estimated portfolio turnover rate?

Response:   Supplementally, the Fund notes that value trading refers to the intention of the portfolio managers to seek to make trades in the Fund’s portfolio securities at times when they believe the greatest price value may be achieved based on their assessment of the relative intrinsic value of such securities.  The Fund further notes that in the initial Registration Statement under the heading “Investment objective, policies and risk—Additional Investment Practices and Considerations—Portfolio Turnover” the Fund disclosed its anticipated portfolio turnover and such information remains in Pre-Effective Amendment No. 1. The Fund further notes that, in response to the staff’s comment, it has revised the disclosure as follows in Pre-Effective Amendment No. 1:

Portfolio turnover

The Fund will buy and sell securities to seek to accomplish its investment objective. Portfolio turnover generally involves expense to the Fund, including brokerage commissions and other transaction costs on the sale of securities and reinvestment in other securities. In the Bond Strategy, relative value trading among Tax-Free Municipal Securities, Taxable Municipal Securities, Treasury Securities and Agency Securities and within each of those markets may cause the Fund to have higher turnover than is typical of municipal income funds.  In the Option Overlay Strategy, the Fund expects to maintain high turnover in S&P 500 call and put option spreads, rolling each position approximately every four weeks.  ~~The Fund expects to maintain high turnover in index options, based on the Sub-Adviser’s Enhancement Strategy.~~ On an overall basis, the Fund's annual turnover rate ~~may~~ will likely exceed 100%. A high turnover rate (100% or more) necessarily involves greater trading costs to the Fund.

Comment 24:   Please describe the percentage of assets limit the Fund will invest in ARRA municipal obligations.

Response:   Supplementally, the Fund notes that it has no intention to limit the amount of assets that may be invested in Build America Bonds.  Any limits to the Fund’s ability to invest in Build America Bonds will be based on the availability in the market of such obligations.

The Option Overlay Strategy

Comment 25:   Please explain what is meant by “non-directional.”  Also, please add the risks if the strategy is non-directional or directional.  Also, please disclose when the adviser would pursue a directional strategy versus a non-directional one.

Response:   Supplementally, the Fund notes that only the Option Overlay Strategy will be non-directional.  Generally, directional trading involves a trading strategy that includes taking long and short positions in the market generally (i.e., an investor sells when it thinks the price is declining and buys when it thinks the price is rising). An investment manager may recognize profits if the prices of securities in which long positions were taken rise and/or when the prices of securities in which short positions decline. Non-directional trading may be considered a type of “market neutral” strategy.  An investment manager does not take any net long or short positions, but rather seeks to match such positions in a way to generate return.  The primary risk of non-directional trading is management risk, in that its success depends upon the investment skills and analytical abilities of the Adviser and Sub-Adviser and the individual portfolio managers to develop and effectively implement the strategy to meet the Fund’s investment objective.  As disclosed, the Option Overlay Strategy is intended to be substantially non-directional and it is not anticipated that it would pursue a directional strategy in this regard.

Portfolio Contents

Comment 26:   Please confirm that the Fund will not invest more than 25% of its assets in any one state. Also, please disclose whether the Fund will invest in retail or creation units of

SPDRs.

Response:   The Fund confirms that it has no current intention to invest more than 25% of its assets in any one state.  In response to the second part of the staff’s comment, the Fund confirms that it will not make direct investments in the retail shares or the creation units of SPDRs.  The Fund notes that, in response to Comment 17 above, the following disclosure has been added in Pre-Effective Amendment No. 1:

~~The Fund’s Enhancement Strategy may also be effected by entering into option spreads on SPDRs, which may be subject to different risks than option spreads based directly on the S&P 500.~~  Call and put spreads employed by the Fund may be based on SPDRs, rather than directly on the S&P 500.  SPDRs represent share interests in an exchange-traded fund that seeks to replicate the performance of the S&P 500. The value of SPDRs is subject to change as the values of the component securities fluctuate. SPDRs may not exactly match the performance of S&P 500 due to cash balances, differences in securities weightings, expenses and other factors.  The Fund will not make direct investments in SPDRs and does not currently intend to utilize SPDR options in connection with the Option Overlay Straegy.  SPDR options do not qualify as “section 1256 contracts” and disposition of any SPDR options utilized in the Option Overlay Strategy will result in short-term or long-term capital gains or losses depending on the circumstances, which may not effectively implement the Fund’s investment objective. However, SPDRs are otherwise subject to the same risks as the S&P 500 and SPDR options are subject to the same risks as S&P 500 options. See “— S&P 500 risks” and “— Options risks generally.”

Settlement of Option Spreads

Comment 27:   Please disclose whether exchange traded index options are the exclusive markets for options, and also state whether the Fund may purchase/sell them over the counter. Please add, if appropriate, counter party risks.

Response:   Supplementally, the Fund notes that it has no current intention to enter into over-the-counter option transactions.  All options will be exchange traded.

Management of the Fund

Comment 28:   Please explain what is meant by an “indirect controlled affiliate” in the section titled “The Sub-Adviser.”

Response:   Supplementally, the Fund notes that the Sub-Adviser is ultimately controlled by the same entity as the Adviser—Eaton Vance Corp., the parent company of the Adviser.  As disclosed in that same paragraph, the Sub-Adviser is a subsidiary of Parametric Portfolio

Associates LLC.  A subsidiary of Eaton Vance Corp. holds more than an 80% interest in Parametric Portfolio Associates LLC.  Therefore, Eaton Vance and PRA are affiliates.

Comment 29:   Please define “incurred in normal course of operations,” and state whether this includes borrowings. Clarify whether “total assets of the Fund, minus all accrued expenses incurred in the normal course of operations” means net assets.

Response:   In response to the staff’s comment, in Pre-Effective Amendment No. 1, the Fund has revised the disclosure as follows to confirm that the fee paid to the Adviser is based on “net” assets:

In return for these ~~investment advisory~~ services, facilities and payments, the Fund has agreed to pay the Adviser ~~as compensation under the Advisory Agreement~~ a monthly fee determined as follows with respect to ~~in the amount of 0.[ ]1.25% of~~ the Fund’s ~~average daily gross~~ net assets.

For purposes of this calculation, “~~gross~~ net assets” of the Fund shall mean total assets of the Fund, minus all accrued expenses incurred in the normal course of operations.

Supplementally, the Fund notes that use of the term “net assets” does not include borrowings.

Comment 30:   Please disclose whether the advisory contract mandates that Eaton Vance performs also as the administrator. If not, then pursuant to the contract, which states there will be no consideration, please disclose that there may be consideration in the future, in which case expenses increase. Also, please disclose that the Fund will pay any future administrative fees.

Response:   Supplementally, the Fund notes that Eaton Vance is contractually obligated to provide the administrative services set forth in the Investment Advisory and Administrative Services Agreement.  There is no separate administrative services agreement.  Eaton Vance provides such administrative services at no cost to the Fund.  If in the future Eaton Vance seeks to charge the Fund for such administrative services, the Fund’s shareholders would be asked to approve such additional fees by way of proxy.

Distributions

Comment 31:   Please disclose whether the regular monthly distributions may include return of capital distributions. Also, please clarify whether “other sources” include any return of capital distributions.

Response:   In response to the staff’s comment, in Pre-Effective Amendment No. 1, the Fund has revised the disclosure as follows:

The Fund intends to pay regular ~~monthly~~ quarterly distributions from its net investment income, net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) and other sources. The Fund will distribute annually any net realized short-term capital gain and any net capital gain (for such year that have not been distributed as part of the Fund’s monthly distributions. Distributions to Common Shareholders cannot be assured, and the amount of each ~~[monthly]~~ distribution may vary. The tax treatment and characterization of the Fund’s distributions may vary substantially over time because of the nature of the Fund’s investments. Initial distributions to Common Shareholders are expected to be declared approximately [~~45~~ 75] days and are expected to be paid approximately [~~60~~ 90-120] days after the completion of this offering. See “Description of capital structure.”

The Fund’s distributions in any year may differ from annual net investment income. The investment income of the Fund will consist of all interest and [dividend income] accrued on portfolio investments, plus short-term capital gain (including short-term gain on option positions and gain on the sale of portfolio investments held for one year or less) minus long-term capital loss, minus all expenses of the Fund.  To the extent that the Fund’s net investment income for any year exceeds the total quarterly distributions paid during the year, the Fund will make a special distribution at or near year-end of such excess amount as may be required. Over time, all of the Fund’s investment company taxable income will be distributed.

At least annually, the Fund intends to distribute any net capital gain or, alternatively, to retain all or a portion of the year’s net capital gain and pay federal income tax on the retained gain. As provided under federal tax law, Common Shareholders of record as of the end of the Fund’s taxable year will include their attributable share of the retained gain in their income for the year as a long-term capital gain, and will be entitled to a tax credit or refund for their attributable share of the tax paid on such gain by the Fund. The Fund may treat the cash value of tax credit and refund amounts in connection with retained capital gain as a substitute for equivalent cash distributions.

If, for any calendar year, the total distributions made exceed the Fund’s net investment income and net capital gain, the excess generally will be treated as a tax-free return of capital to each Common Shareholder (up to the amount of the Common Shareholder’s basis in his or her Common Shares) and thereafter as gain from the sale of Common Shares. The amount treated as a tax-free return of capital will reduce the Common Shareholder’s adjusted basis in his or her Common Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her

Common Shares. Distributions in any year may include a substantial return of capital component. Under the 1940 Act, for any distribution that includes amounts from sources other than net income, the Fund is required to provide Common Shareholders a written statement regarding the components of such distribution. Such a statement will be provided at the time of any distribution believed to include any such amounts.

  Shareholder Servicing Fee, Structuring Fee, Additional Compensation and Other Relationships

Comment 32:   The disclosure under the foregoing heading is in brackets. Please inform the staff whether it is intended as part of the prospectus. We may have further comments.

Response:   Supplementally, the Fund confirms that the disclosure set forth under this heading is intended to be part of the prospectus.  It was placed in brackets to indicate that it has not been finalized.  This section of the prospectus is reviewed and confirmed by the lead underwriter.  A lead underwriter has not yet committed to this offering.  When a lead underwriter is committed, they will review the disclosure and may provide comments for revisions.  However, the language is standard and mirrors recent offerings and thus it is not anticipated that any material changes will be made to this section.  The Fund notes, that in Pre-Effective Amendment No. 1, the disclosure relating to the Shareholder Servicing Agreement has been removed to reflect that such arrangement will not be entered into in this offering.  The Fund further acknowledges that the staff may have additional comments on this section.

Comment 33:   Please file the Shareholder Servicing Agreement as an exhibit.

Response:   As noted in response to Comment 32 above, the disclosure related to the Shareholder Servicing Agreement has been removed in Pre-Effective Amendment No. 1.  However, the Fund confirms that if it were to enter into a Shareholder Servicing Agreement it would file such agreement as an exhibit to the Registration Statement as has been the practice in each other closed-end fund IPO from Eaton Vance.

Comment 34:   Please disclose how these services differ from the services provided by the advisory contract.

Response:   The Fund notes again that the disclosure relating to the Shareholder Servicing Agreement has been deleted from Pre-Effective Amendment No. 1, because it is not expected that such an arrangement will be entered into in this offering.  However, to respond to the staff’s comment, as disclosed in the prospectus, the Fund notes that the services provided by Eaton Vance pursuant to the Advisory and Administrative Services Agreement are portfolio management services and administrative services (such as preparing regulatory reports, overseeing Fund service providers, filing state and federal tax returns and providing such internal audit, legal and tax services as needed) to the Fund itself.  The Shareholder Services Agreement provides for services to shareholders of the Fund directly and for services related to making a market in the Fund shares or the positioning of the Fund in the marketplace after completion of the initial public offering.  However, as noted, it is not intended that a Shareholder Services Agreement will be entered into in this offering.

Statement of Additional Information

Comment 35:   Please inform the staff whether the brackets in certain sections in the SAl are intentional, and. if not, please remove them.

Response:   Supplementally, the Fund notes that the brackets in the SAI were intentional as this was an initial filing of a new fund and certain information related to the Fund and specifically to the Board of Trustees had not been finalized as of the date the initial Registration Statement was filed.  In Pre-Effective Amendment No. 1, the brackets have been removed and the information in the SAI has been substantially finalized.

Comment 36:   Please add a discussion of the borrowing permitted by a closed-end fund under the 1940 Act in connection with the disclosure of the Fund's ability to issue senior securities.

Response:   Supplementally, the Fund notes that in the initial Registration Statement, the Fund included in the SAI a discussion of borrowing in the SAI under the Section “Investment Restrictions.”  In response to the staff’s comment, in Pre-Effective Amendment No. 1, the Fund has revised the disclosure as follows:

The Fund may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities. In regards to restrictions (1) and (2) above, any borrowing by the Fund (other than for temporary purposes) is considered a senior security that is subject to the asset coverage requirement of Section 18(a) under the 1940 Act.  Pursuant to Section 18(a) of t~~T~~he 1940 Act ~~currently requires that~~ the Fund is required to have 300% asset coverage at the time of borrowing with respect to all borrowings other than temporary borrowings.  The Fund has no intention to borrow for investment purposes.

Comment 37:   Please explain footnote 1 to the Trustee and Officer table which states that it “includes both Master and Feeder Funds in Master-Feeder Structure.” Specifically, does that apply to this fund, or other Eaton Vance funds?

Response:   Supplementally, the Fund notes that this statement refers to other funds (and specifically other open-end funds) in the Eaton Vance fund complex.  Many of the Eaton Vance open-end funds are part of a master-feeder structure.  However, the Fund is a stand-alone fund and is not part of a master-feeder structure.

Comment 38:   Please disclose whether the Fund will be permitted to engage in reverse repurchase agreements, and if so, whether any percentage limit applies.

Response:   Supplementally, the Fund notes that it has no intention to enter into reverse repurchase agreements.

General Comments

Comment 39:   We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them in pre-effective amendments, on disclosures made in response to this letter, on information supplied supplementally, or on financial statements and exhibits added in any pre-effective amendments.

Response:   The Fund understands this comment. All responses to your comments are provided herein and detailed in the enclosed marked portions of the Registration Statement.

Comment 40:   Please advise us if you have submitted or expect to submit an exemptive application or no-action request in connection with the registration statement.

Response:   The Fund has not submitted an exemptive application or no-action request in connection with its Registration Statement and has no current intention to do so.

Declaration of Effectiveness

In connection with the Fund’s and the underwriter’s request for acceleration of effectiveness of the Registration Statement that will be included in Pre-Effective Amendment No. 2, the Fund will acknowledge in such request that:

1.           Should the Commission or the staff acting pursuant to delegated authority declare the Registration Statement effective, such action does not foreclose any action by the Commission with respect to the filing;

2.           The action of the Commission or the staff acting pursuant to delegated authority in declaring the filing effective does not relieve the Fund of responsibility for the adequacy and accuracy of the disclosure in the filing; and

3.           The Fund will not assert the staff's acceleration of effectiveness of the filing as a defense in any proceeding initiated by the Commission or any other person under the federal securities laws.

Furthermore, the Fund is aware that the Division of Enforcement has access to all information provided to the staff of the Division of Investment Management in connection with its review of and the Fund’s comments on this and other filings made with respect to the Registration Statement.

*  *  *  *  *

As agreed to in our telephone conversations, we believe that this submission fully responds to your comments. Please feel free to call me at any time at 617.261.3246.

Sincerely,

/s/ Clair E. Pagnano
Clair E. Pagnano

Enclosures

cc:	Richard Pfordte Securities and Exchange Commission, Division of Investment Management Frederick S. Marius Eaton Vance Management Mark P. Goshko K&L Gates LLP Clair E. Pagnano K&L Gates LLP